Inventories (Tables) - Heliogen, Inc. [Member]	12 Months Ended
Dec. 31, 2024
Inventories (Tables) [Line Items]
Schedule of Inventories

Inventories consisted of the following:

$ in thousands	December 31,
	2024	2023
Raw materials	$—	$1,870
Finished goods	—	2,424
Work in process	—	53
Reserve for excess and obsolete inventory	—	(2,391)
Total inventories, net	$—	$1,956

Schedule of Change in the Inventory Reserves	The following table shows the change in the inventory reserves:
($ in thousands)
Balance as of December 31, 2022	$—
Charges to costs and expenses	2,391
Balance as of December 31, 2023	$2,391
Charges to costs and expenses	1,729
Recoveries and write-offs	(4,120)
Balance as of December 31, 2024	$—